United Bankshares, Inc. (Parent Company Only) Financial Information - Condensed Balance Sheets (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Accumulated other comprehensive loss	$ 259,681	$ 332,732
United Bankshares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accumulated other comprehensive loss	$ 259,681	$ 332,732